Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0000741375
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Core Fixed Income Portfolio (Prospectus Summary) | Core Fixed Income Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSXHX
Core Fixed Income Portfolio (Prospectus Summary) | Core Fixed Income Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSXLX
Core Plus Fixed Income Portfolio (Prospectus Summary) | Core Plus Fixed Income Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSDHX
Core Plus Fixed Income Portfolio (Prospectus Summary) | Core Plus Fixed Income Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIOX
Limited Duration Portfolio (Prospectus Summary) | Limited Duration Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOHX
Limited Duration Portfolio (Prospectus Summary) | Limited Duration Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSJLX
Balanced Portfolio (Prospectus Summary) | Balanced Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSBHX
Balanced Portfolio (Prospectus Summary) | Balanced Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSDLX
Mid Cap Growth Portfolio (Prospectus Summary) | Mid Cap Growth Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSKHX
Mid Cap Growth Portfolio (Prospectus Summary) | Mid Cap Growth Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSKLX